Note 22 - Income Tax - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 1,468	$ 1,460
Gross increases for tax positions of prior periods	908	71
Reduction for lapses in applicable statutes of limitations	(87)	(129)
Foreign currency translation	55	66
Balance	$ 2,344	$ 1,468